Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Risk Management [Abstract]
Schedule of Credit Exposure from Financial Assets, Pre-approved Credit Card Limits and Derivative Financial Instruments

The Group’s maximum credit exposure from financial assets, pre-approved credit card limits and derivative financial instruments is presented in the table below:

	December 31, 2025	December 31, 2024
Cash and cash equivalents	3,863,395	7,471,673

Financial assets measured at fair value through other comprehensive income	3,000,551	3,099,077
Financial Investments	3,000,551	3,099,077

Financial assets measured at fair value through profit or loss	71,451	100,051
Financial Investments	42,435	45,864
Derivative financial instruments	29,106	54,187

Financial assets measured at amortized cost	29,861,938	14,669,571
Financial Investments	2,891,089	-
Trade receivables	4,146,321	3,877,167
Consumer loans	20,913,519	10,571,338
Other receivables	1,911,010	221,066

Pre-approved credit card limits (off-balance)	7,454,802	4,455,217
Total	44,252,227	29,795,589

Schedule of Demonstrates the Sensitivity of Fair Value of Group’s Financial Instruments

The analysis below demonstrates the sensitivity of the fair value of the group’s financial instruments to an increase of 1 basis point (DV01) in the Brazilian interest rates.

	DV01 – December 31, 2025
	Asset	Liability	Derivative	Net
Fixed interest rate financial instruments	(2,982)	2,053	942	12

	DV01 - December 31, 2024
	Asset	Liability	Derivative	Net
Fixed interest rate financial instruments	(1,181)	687	377	(117)

Schedule of Floating Rate Instruments	For floating rate instruments, the table below presents the sensitivity of 12 months of interest income / expense (assumes no other changes to balance or rates during this period).
		Total portfolio	Basic interest rate change
	Rate risk	amount	10%	-10%
As of December 31, 2025
Type
Financial assets
Government bonds – LFT	SELIC	3,034,719	45,217	(45,217)
Government Bonds – LTN and NTN-F	Fixed Rate	2,791,164	41,588	(41,588)
Government Bonds - NTN-B (3)	IPCA	1,035	15	(15)
Derivative financial instruments	Fixed Rate	29,016	388	(388)
Investment Fund Quotas	CDI	99,926	1,489	(1,489)
Consumer loans (1)	Fixed Rate	20,913,518	358,617	(358,617)
Futures Contract - CDI Rate (2)	Fixed Rate	13,054,396	194,511	(194,511)
Financial liabilities
Futures Contract - CDI Rate (2)	Fixed Rate	(3,252,200)	(48,458)	48,458
CDB’s	CDI	(27,839,064)	(414,802)	414,802
Other obligations under financial instruments	Fixed Rate	(752,571)	(11,213)	11,213

		Total portfolio	Basic interest rate change
	Rate risk	amount	10%	-10%
As of December 31, 2024
Type
Financial assets
Government bonds – LFT	SELIC	2,338,261	28,644	(28,644)
Government Bonds – LTN	Fixed Rate	800,368	9,805	(9,805)
Derivative financial instruments	CDI	54,187	664	(664)
Reverse repurchases agreements - National Treasury Note (NTN-B)	IPCA	4,809,999	58,923	(58,923)
Consumer loans (1)	Fixed Rate	10,571,338	129,499	(129,499)
Financial liabilities
Payment accounts	CDI	(889,296)	(10,894)	10,894
CDB’s	CDI	(19,094,153)	(233,903)	233,903
Other obligations under financial instruments	CDI	(2,955,650)	(36,207)	36,207

(1)	Refers to gross amount consumer loans

(2)	Futures contract - CDI Rate to hedge interest rate risk of the assets and liabilities of the FIDC. The “Total portfolio amount” represents the notional amount.

(3)	The IPCA (Índice de Preços ao Consumidor Amplo) is Brazil’s official consumer price inflation index which measures the change in the cost of a basket of consumer goods and services and is calculated by the Brazilian Institute of Geography and Statistics (IBGE).

Schedule of Group had no Amounts Exposed to Foreign Currency	As of December 31, 2025 the Group had no amounts exposed to foreign currency.
	Rate risk	Total exposure on December 31, 2024	+10%	-10%
Type
Trade payables	Dollar	3	-	-

Schedule of Financial Assets at Fair Value through other Comprehensive Income

For designated and qualifying fair value hedges, the cumulative change in the fair value of the hedging derivative and of the hedged item is recognized in the consolidated financial statements of profit or loss in “interest income and gains (losses) on financial instruments – Financial assets at fair value through other comprehensive income”.

	December 31, 2025
	Total amount of	Fair value adjustment to the hedge object		Fair value adjustment to the Hedging	Hedge
	hedged item	Asset	Liability	instrument	effectiveness
Interest rate risk
Interest Rate Contracts - Future and Swap - Payroll loans (1)	1,705,083	1,539	-	(1,539)	100%
Interest Rate Contracts - Future and Swap – FGTS Loan (2)	5,452,205	-	(33,499)	33,499	100%
Interest Rate Contracts - Future - Liabilities Pre	(1,628,546)	-	(53,272)	53,335	100%
Interest Rate Contracts - Future - LTN Bonds	934,083	15,709	-	(15,709)	100%
Interest Rate Contracts - Future - Titles NTNF	1,132,440	-	(8,383)	8,534	102%
Interest Rate Contracts - Future - LF Sub(3)	(279,418)	3,014	-	(3,823)	100%
Interest Rate Contracts - Future - Advances on energy receivables	1,056,634	-	(1,220)	1,206	99%
Total	8,372,481	20,262	(96,374)	75,503	99%

	December 31, 2024
	Total amount of	Fair value adjustment to the hedge object		Fair value adjustment to the Hedging	Hedge
	hedged item	Asset	Liability	instrument	effectiveness
Interest rate risk
Interest rate contracts - Future and Swap – Payroll loan (1)	988,606	-	(11,846)	11,846	100%
Interest rate contracts - Future and Swap – FGTS loan (2)	1,766,424	-	(143,192)	143,192	100%
Interest rate contracts - Future - Liabilities Pre	(587,705)	-	17,780	(17,775)	100%
Interest rate contracts - Future - LTN Bonds	783,130	-	(17,237)	17,237	100%
Total	2,950,455	-	(154,495)	154,500	100%

(1)	Payroll loan – From the value of the hedging instrument of R$ 1,539 as of December 31, 2025 (R$ 716 as December 31, 2024), it is composed by: Swap R$ (4) for the year ended December 31, 2025 (R$ 262 for the year ended December 31, 2024) and R$ 1,543 for the year ended December 31, 2025 by futures contracts (R$ 454 for the year ended December 31, 2025) to futures contracts.

(2)	FGTS loan - From the value of the hedging instrument of R$ 33,499 as of December 31, 2025 (R$ 43,979 as of December 31, 2024), it is composed of Swap R$ 9,181 for the year ended December 31, 2025 (R$ 15,550 for the year ended December 31, 2024) and R$ 24,318 by futures contracts for the year ended December 31, 2025 (R$ 28,459 for the year ended December 31, 2024).

(3)	LF Sub - For the LF Sub´s hedge effectiveness, a regression model is used, verifying if there is an economic relationship between the movements of the hedging object and instrument.

Schedule of Liabilities

Liabilities

	Up to 30 days	From 31 to 60 days	From 61 to 90 days	From 91 to 180 days	From 181 to 365 days	Over 365 days	Total
As of December 31, 2025
Third-party funds - payment accounts	856,573	-	-	-	-	-	856,573
Third-party funds – CDB’s	10,206,007	2,270,216	1,118,998	2,573,571	3,603,763	8,066,409	27,838,964
Third party funds - financial instruments	-	-	-	-	-	752,571	752,571
Third-party funds – Others	526,722	-	-	-	-	-	526,722
Obligations to FIDC FGTS quota holders	-	-	-	-	-	815,557	815,557
Trade payables	2,333,625	955,257	651,297	1,057,411	485,049	14,474	5,497,113
Derivative financial instrument	15,751	-	-	-	-	-	15,751
Total	13,938,678	3,225,473	1,770,295	3,630,982	4,088,812	9,649,011	36,303,251

As of December 31, 2024
Third-party funds - payment accounts	889,296	-	-	-	-	-	889,296
Third-party funds – CDB’s	8,833,086	2,231,071	1,297,330	1,581,909	2,544,897	2,605,860	19,094,153
Third-party funds – Others	220,539	-	-	-	-	-	220,539
Obligations to FIDC FGTS quota holders	-	-	-	-	-	704,755	704,755
Trade payables	1,995,733	173,766	188,148	403,034	558,296	46,288	3,365,265
Total	11,938,654	2,404,837	1,485,478	1,984,943	3,103,193	3,356,903	24,274,008

Schedule of Capital Ratios

The following table presents the Group’s capital ratios as of December 31, 2025 and December 31, 2024, calculated according to BACEN’s regulation on capital requirements and accounting, which differs from IFRS in some respects, notably in the scope of consolidation and in the calculation of expected losses.

	December 31, 2025	December 31, 2024
Common Equity Tier I	1,893,357	1,098,552
Tier I	1,893,357	1,098,552
Tier II	508,457	-
Total Capital (Tier I + Tier II)	2,401,814	1,098,552
Risk-Weighted Assets (RWA)	20,460,446	11,342,536
Credit Risk (RWA CPAD)	16,534,435	7,183,591
Market Risk (RWA MPAD)	75,125	28,941
Operational Risk (RWA OPAD)	1,972,208	2,242,859
Payment Service Risk (RWA SP)	1,878,678	1,887,144
Common Equity Tier I Ratio	9.25%	9.69%
Tier I Ratio	9.25%	9.69%
CAR (Total Capital Ratio)	11.74%	9.69%

Schedule of Fair Value of Financial Instruments

The following is a description of the method for determining the fair value of financial instruments. The valuation techniques incorporate estimates of the assumptions that a market participant would use to value the instruments.

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Financial assets
Financial assets measured at fair value through other comprehensive
Government Bonds – LFT	2,999,516	-	-	2,999,516
Government Bonds – NTN	1,035	-	-	1,035
Total	3,000,551	-	-	3,000,551

Financial assets measured at amortized cost
Government Bonds – LTN	965,840	-	-	965,840
Investment Fund Quotas	99,926			99,926
Government Bonds – NTN	1,825,323	-	-	1,825,323
Total	2,891,089	-	-	2,891,089

Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss
Swaps contracts (1)	-	27,572	-	27,572
DI1 - future contract	1,299	-	-	1,299
DI1 e DDI - future contract	145	-	-	145
Total	1,444	27,572	-	29,016

Other financial assets measured at fair value through profit or loss
Government Bonds – LFT	35,203	-	-	35,203
Other Investments	7,232	-	-	7,232
Total	42,435	-	-	42,435
Total Financial assets	5,935,520	27,572	-	5,963,092
Financial liabilities
Derivative measured at fair value through profit or loss
DI1 - future contract	1,674	-	-	1,674
Swaps contracts (1)	-	14,077	-	14,077
Total Financial Liabilities	1,674	14,077	-	15,751

(1)	Interest rate swap contracts are commitments to settle in cash on a future date or dates, the difference between two specified financial indices (two different interest rates in a single currency or two different rates each in a different currency) applied to a principal reference value.

Financial assets

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value through other comprehensive
Government Bonds – LFT	2,298,709	-	-	2,298,709
Government Bonds – LTN	800,368	-	-	800,368
Total	3,099,077	-	-	3,099,077

Derivative financial instruments - Interest rate derivatives measured at fair value through profit or loss income
Swaps contracts (1)	-	54,187	-	54,187
Total	-	54,187	-	54,187

Other financial assets measured at fair value through profit or loss
Government Bonds – LFT	39,552	-	-	39,552
Reverse repurchases agreements	4,809,999	-	-	4,809,999
Other Investments	6,312	-	-	6,312
Total	4,855,863	-	-	4,855,863

Total Financial assets	7,954,940	54,187	-	8,009,127

(1)	Interest rate swap contracts are commitments to settle in cash, on a future date or dates, the differential between two specified financial indices (two different interest rates in a single currency or two different rates each in a different currency) applied to a principal reference value.

Schedule of Financial Assets and Liabilities

Financial assets

	December 31, 2025
	Carrying amount	Fair Value
Fair Value of financial instruments measured at fair value through profit or loss	29,016	29,016
Derivative financial instruments	29,016	29,016

Fair Value of financial instruments measured at amortized cost	33,758,513	33,725,334
Cash and cash equivalents	3,863,395	3,863,395
Financial Investments	2,891,089	2,891,089
Amounts receivable from card issuers	3,273,306	3,273,306
Consumer loans	20,946,698	20,913,519
Other receivables (1)	2,784,025	2,784,025
Total	33,787,529	33,754,350

(1)	Balance composed of: Receivables from purchasers, Receivables from customers, Receivables - related parties, Compulsory deposits in Central Bank and Sundry receivables.

Financial liabilities

	December 31, 2025
	Carrying amount	Fair Value
Fair Value of financial instruments measured at fair value through profit or loss	15,751	15,751
Derivative financial instruments	15,751	15,751

Fair Value of financial instruments measured at amortized cost	36,287,500	36,287,500
Third-party funds - payment account	856,573	856,573
Third-party funds - CDBs	27,838,964	27,838,964
Third-party funds - financial instruments	752,571	752,571
Third-party funds - Others	526,722	526,722
Trade payables	5,497,113	5,497,113
Obligations to FIDC FGTS quota holders	815,557	815,557
Total	36,303,251	36,303,251

Financial assets

	December 31, 2024
	Carrying amount	Fair Value

Fair Value of financial instruments measured at amortized cost	54,187	54,187
Derivative financial instruments	54,187	54,187

Fair Value of financial instruments measured at amortized cost	21,302,548	21,148,054
Cash and cash equivalents	7,471,673	7,471,673
Amounts receivable from card issuers	3,653,774	3,653,774
Consumer loans	9,732,642	9,578,148
Other receivables (1)	444,459	444,459
Total	21,356,735	21,202,241

(1)	Balance composed of: Receivables from purchasers, Receivables from customers, Receivables - related parties, Compulsory deposits in Central Bank and Sundry receivables.

Financial liabilities

	December 31, 2024
	Carrying amount	Fair Value

Fair Value of financial instruments measured at amortized cost
Third-party funds - payment account	889,296	889,296
Third-party funds - CDB’s	19,094,153	19,094,153
Trade payables	3,365,265	3,365,265
Obligations to FIDC FGTS quota holders	704,755	704,755
Total	24,053,469	24,053,469